Deferred income (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Income
Schedule of deferred income

	2025	2024

Deferred revenue from rewards program	76,291	69,387
Other deferred income	1,230	2,249
Total	77,521	71,636